UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3800 Embassy Parkway, Suite 310

Akron, Ohio     44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3800 Embassy Parkway, Suite 310

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-888-462-5386

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1. Reports to Stockholders.

Black Oak Emerging Technology Fund

Class I (BOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Black Oak Emerging Technology Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/black-oak-emerging-technology/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.06%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
77.1%
Industrials
9.7%
Consumer Discretionary
3.5%
Health Care
3.1%
Communications
2.2%
Cash & Other Assets
4.4%

Table Summary
Value	Value
Cash & Other Assets	4.4%
Communications	2.2%
Health Care	3.1%
Consumer Discretionary	3.5%
Industrials	9.7%
Technology	77.1%

Fund Statistics

Table Summary
Net Assets	$61,936,317
Number of Portfolio Holdings	28
Advisory Fee	$218,835
Portfolio Turnover	7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Black Oak Emerging Technology Fund - Class I (BOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/black-oak-emerging-technology/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BOGSX

Live Oak Health Sciences Fund

Class I (LOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Live Oak Health Sciences Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/live-oak-health-sciences/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	3.2%
Health Care	96.8%

Fund Statistics

Table Summary
Net Assets	$49,479,495
Number of Portfolio Holdings	29
Advisory Fee	$190,806
Portfolio Turnover	3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Live Oak Health Sciences Fund - Class I (LOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/live-oak-health-sciences/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-LOGSX

Pin Oak Equity Fund

Class I (POGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Pin Oak Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/pin-oak-equity/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.93%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.3%
Health Care
17.8%
Financials
17.2%
Communications
16.0%
Consumer Discretionary
7.5%
Energy
6.6%
Industrials
5.4%
Materials
4.0%
Cash & Other Assets
2.2%

Table Summary
Value	Value
Cash & Other Assets	2.2%
Materials	4.0%
Industrials	5.4%
Energy	6.6%
Consumer Discretionary	7.5%
Communications	16.0%
Financials	17.2%
Health Care	17.8%
Technology	23.3%

Fund Statistics

Table Summary
Net Assets	$144,763,954
Number of Portfolio Holdings	31
Advisory Fee	$533,274
Portfolio Turnover	10%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Pin Oak Equity Fund - Class I (POGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/pin-oak-equity/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-POGSX

Red Oak Technology Select Fund

Class I (ROGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Red Oak Technology Select Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/red-oak-technology-select/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
66.8%
Communications
18.5%
Consumer Discretionary
9.0%
Industrials
4.8%
Cash & Other Assets
0.9%

Table Summary
Value	Value
Cash & Other Assets	0.9%
Industrials	4.8%
Consumer Discretionary	9.0%
Communications	18.5%
Technology	66.8%

Fund Statistics

Table Summary
Net Assets	$772,348,621
Number of Portfolio Holdings	29
Advisory Fee	$2,666,083
Portfolio Turnover	6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Red Oak Technology Select Fund - Class I (ROGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/red-oak-technology-select/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-ROGSX

River Oak Discovery Fund

Class I (RIVSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about River Oak Discovery Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/river-oak-discovery/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
43.1%
Industrials
20.0%
Financials
19.7%
Health Care
9.6%
Energy
2.2%
Consumer Discretionary
2.2%
Cash & Other Assets
3.2%

Table Summary
Value	Value
Cash & Other Assets	3.2%
Consumer Discretionary	2.2%
Energy	2.2%
Health Care	9.6%
Financials	19.7%
Industrials	20.0%
Technology	43.1%

Fund Statistics

Table Summary
Net Assets	$15,314,767
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$62,721
Portfolio Turnover	20%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

River Oak Discovery Fund - Class I (RIVSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/river-oak-discovery/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-RIVSX

Rock Oak Core Growth Fund

Class I (RCKSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rock Oak Core Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/rock-oak-core-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.0%
Health Care
17.0%
Energy
13.2%
Financials
12.6%
Materials
12.0%
Technology
10.8%
Communications
3.3%
Consumer Discretionary
1.7%
Cash & Other Assets
1.4%

Table Summary
Value	Value
Cash & Other Assets	1.4%
Consumer Discretionary	1.7%
Communications	3.3%
Technology	10.8%
Materials	12.0%
Financials	12.6%
Energy	13.2%
Health Care	17.0%
Industrials	28.0%

Fund Statistics

Table Summary
Net Assets	$12,795,991
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$25,165
Portfolio Turnover	13%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Rock Oak Core Growth Fund - Class I (RCKSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/rock-oak-core-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-RCKSX

White Oak Select Growth Fund

Class I (WOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about White Oak Select Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://oakfunds.com/strategies/white-oak-select-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.3%
Financials
16.9%
Communications
16.5%
Health Care
16.2%
Consumer Discretionary
14.0%
Industrials
2.3%
Energy
2.1%
Cash & Other Assets
0.7%

Table Summary
Value	Value
Cash & Other Assets	0.7%
Energy	2.1%
Industrials	2.3%
Consumer Discretionary	14.0%
Health Care	16.2%
Communications	16.5%
Financials	16.9%
Technology	31.3%

Fund Statistics

Table Summary
Net Assets	$476,902,999
Number of Portfolio Holdings	30
Advisory Fee	$1,670,507
Portfolio Turnover	5%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

White Oak Select Growth Fund - Class I (WOGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/white-oak-select-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WOGSX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OAK
ASSOCIATES FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

April 30, 2026

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

OAK ASSOCIATES FUNDS   Grow Stronger Together.

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

At Oak, we believe the sustainable long-term growth for investors is best achieved through a concentrated focus on companies and sectors. Our high-conviction stock selection process centers on identifying multiple drivers of growth and engaging in fundamental research to uncover the right businesses within the right sectors. We then take meaningful positions - targeting unrealized value and seeking long-term capital appreciation independent of typical index results.

Dual-Concentrated Investment Approach

Long-term fundamental and multi-cycle analysis to uncover the highest conviction sectors and holdings fueled by multiple drivers of growth.

SECTOR GROWTH DRIVERS

▼	Overall Macro Trends
▼	Relative Valuations
▼	Competitive Durability
▼	Earnings Sustainability
▼	Sub-sector Thematics
▼	Rates and Yields

COMPANY GROWTH DRIVERS

Quantitative Screens	▲
Management Strength & Track Report	▲
MOAT+ Competitive Advantage	▲
Business Sustainability & Pricing Power	▲
Market Position & Leadership	▲
Long-term Earnings Growth	▲

Our Top-Down approach identifies Favorable Sectors in which to invest, while our Bottom-Up approach finds Attractive Stocks within those Favorable Sectors.

TABLE of CONTENTS

Financial Statements
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	36
Additional Information	48

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.29%
COMMUNICATIONS — 16.49%
Internet Media & Services — 16.49%
Airbnb, Inc. - Class A(a)	26,800	$3,761,648
Alphabet, Inc. - Class A	58,802	22,627,010
Alphabet, Inc. - Class C	87,656	33,479,333
Meta Platforms, Inc. - Class A	30,651	18,755,653
		78,623,644
CONSUMER DISCRETIONARY — 14.01%
E-Commerce Discretionary — 9.50%
Amazon.com, Inc.(a)	170,913	45,302,200

Retail - Discretionary — 4.51%
Lowe’s Companies, Inc.	90,000	21,491,100

ENERGY — 2.13%
Oil & Gas Producers — 1.08%
EOG Resources, Inc.	36,547	5,137,412

Oil & Gas Services & Equipment — 1.05%
SLB Ltd.	87,969	5,003,676

FINANCIALS — 16.92%
Asset Management — 5.46%
Charles Schwab Corp. (The)	284,100	26,034,924

Banking — 5.97%
JPMorgan Chase & Co.	90,894	28,470,727

Institutional Financial Services — 1.45%
State Street Corp.	45,300	6,923,652

Insurance — 4.04%
Chubb Ltd.	58,937	19,272,399

1-888-462-5386 | www.oakfunds.com	1

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
HEALTH CARE — 16.23%
Biotech & Pharma — 9.48%
Amgen, Inc.	69,335	$24,007,244
Bristol-Myers Squibb Co.	71,924	4,357,875
Novartis AG - ADR(b)	114,060	16,863,771
		45,228,890
Health Care Facilities & Services — 4.58%
Cigna Corp.	32,952	9,575,192
Labcorp Holdings, Inc.	47,770	12,267,336
		21,842,528
Medical Equipment & Devices — 2.17%
Alcon, Inc.(b)	138,000	10,332,060

INDUSTRIALS — 2.26%
Electrical Equipment — 2.26%
Rockwell Automation, Inc.	26,392	10,791,953

TECHNOLOGY — 31.25%
Semiconductors — 17.77%
Broadcom, Inc.	40,000	16,697,200
KLA Corp.	17,940	31,401,279
NXP Semiconductors NV	66,513	19,527,552
QUALCOMM, Inc.	95,348	17,122,594
		84,748,625
Software — 5.25%
Adobe Systems, Inc.(a)	42,047	10,347,766
Microsoft Corp.	25,500	10,398,390
Salesforce, Inc.	24,324	4,293,916
		25,040,072
Technology Hardware — 6.33%
Cisco Systems, Inc.	330,000	30,195,000

Technology Services — 1.90%
Visa, Inc. - Class A	27,475	9,062,354

TOTAL COMMON STOCKS
(Cost $182,307,645)		473,501,216

2	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 4.92%
REPURCHASE AGREEMENTS — 0.66%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $3,192,667 and a collateral value of $3,225,684	3,162,432	$3,162,432

COLLATERAL FOR SECURITIES LOANED — 4.26%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	20,324,344	20,324,344

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,486,776)		23,486,776

TOTAL INVESTMENTS — 104.21%
(Cost $205,794,421)		496,987,992

Liabilities in Excess of Other Assets — (4.21)%		(20,084,993)

NET ASSETS — 100.00%		$476,902,999

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $20,503,474.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	3

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.83%
COMMUNICATIONS — 16.04%
Internet Media & Services — 16.04%
Alphabet, Inc. - Class A	13,900	$5,348,720
Alphabet, Inc. - Class C	20,243	7,731,611
Expedia Group, Inc.	19,663	4,883,699
Meta Platforms, Inc. - Class A	8,595	5,259,367
		23,223,397
CONSUMER DISCRETIONARY — 7.52%
E-Commerce Discretionary — 7.52%
Amazon.com, Inc.(a)	41,056	10,882,303

ENERGY — 6.62%
Oil & Gas Producers — 6.62%
APA Corp.(b)	95,721	3,898,716
Coterra Energy, Inc.	65,000	2,334,150
Devon Energy Corp.	65,112	3,344,804
		9,577,670
FINANCIALS — 17.20%
Asset Management — 4.61%
Charles Schwab Corp. (The)	72,810	6,672,308

Institutional Financial Services — 7.55%
Bank of New York Mellon Corp. (The)	64,721	8,696,561
Northern Trust Corp.	13,455	2,238,105
		10,934,666
Insurance — 5.04%
Assurant, Inc.	30,900	7,300,743

HEALTH CARE — 17.78%
Biotech & Pharma — 11.32%
Amgen, Inc.	18,500	6,405,625
Gilead Sciences, Inc.	43,145	5,645,092
Regeneron Pharmaceuticals, Inc.	6,139	4,340,641
		16,391,358

4	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
Health Care Facilities & Services — 6.46%
McKesson Corp.	8,034	$6,549,317
Quest Diagnostics, Inc.	14,417	2,799,781
		9,349,098
INDUSTRIALS — 5.35%
Electrical Equipment — 2.98%
Amphenol Corp. - Class A	29,304	4,315,600

Industrial Support Services — 1.23%
Applied Industrial Technologies, Inc.	5,815	1,777,936

Machinery — 1.14%
ESAB Corp.	16,806	1,651,526

MATERIALS — 4.04%
Chemicals — 2.56%
New Linde PLC	7,398	3,707,434

Metals & Mining — 1.48%
Newmont Corp.	19,253	2,138,816

TECHNOLOGY — 23.28%
Semiconductors — 9.54%
Cirrus Logic, Inc.(a)	24,496	3,994,808
KLA Corp.	5,606	9,812,462
		13,807,270
Software — 2.75%
Akamai Technologies, Inc.(a)	27,507	2,832,671
Pegasystems, Inc.	31,660	1,157,173
		3,989,844
Technology Services — 10.99%
Amdocs Ltd.	66,587	4,306,181
Paychex, Inc.	34,649	3,209,537
Visa, Inc. - Class A(b)	25,443	8,392,119
		15,907,837
TOTAL COMMON STOCKS
(Cost $59,698,023)		141,627,806

1-888-462-5386 | www.oakfunds.com	5

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 8.41%
REPURCHASE AGREEMENTS — 2.19%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $3,200,311 and a collateral value of $3,233,407	3,170,004	$3,170,004

COLLATERAL FOR SECURITIES LOANED — 6.22%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	8,999,957	8,999,957

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,169,961)		12,169,961

TOTAL INVESTMENTS — 106.24%
(Cost $71,867,984)		153,797,767

Liabilities in Excess of Other Assets — (6.24)%		(9,033,813)

NET ASSETS — 100.00%		$144,763,954

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $8,695,026.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.57%
COMMUNICATIONS — 3.34%
Internet Media & Services — 3.34%
Expedia Group, Inc.	1,722	$427,693

CONSUMER DISCRETIONARY — 1.72%
Wholesale - Discretionary — 1.72%
Pool Corp.	1,030	219,720

ENERGY — 13.16%
Oil & Gas Producers — 13.16%
APA Corp.(a)	11,313	460,778
Devon Energy Corp.	10,125	520,121
Murphy USA, Inc.(a)	644	378,672
Valero Energy Corp.	1,282	323,808
		1,683,379
FINANCIALS — 12.63%
Institutional Financial Services — 6.36%
Northern Trust Corp.	2,476	411,858
Virtu Financial, Inc. - Class A	8,100	402,246
		814,104
Insurance — 6.27%
Assurant, Inc.	1,830	432,374
Hartford Financial Services Group, Inc. (The)	2,702	369,661
		802,035
HEALTH CARE — 17.00%
Biotech & Pharma — 9.63%
Exelixis, Inc.(a)(b)	11,874	527,918
Jazz Pharmaceuticals PLC(b)	2,719	552,011
Viatris, Inc.	10,205	152,463
		1,232,392
Health Care Facilities & Services — 7.37%
Cardinal Health, Inc.	2,711	522,898
Quest Diagnostics, Inc.(a)	2,165	420,443
		943,341

1-888-462-5386 | www.oakfunds.com	7

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
INDUSTRIALS — 27.94%
Aerospace & Defense — 2.87%
TransDigm Group, Inc.	317	$367,714

Commercial Support Services — 3.80%
Republic Services, Inc.	2,323	486,018

Electrical Equipment — 5.56%
BWX Technologies, Inc.	2,070	447,927
Rockwell Automation, Inc.	645	263,747
		711,674
Industrial Support Services — 4.63%
Applied Industrial Technologies, Inc.	1,936	591,932

Machinery — 11.08%
Curtiss-Wright Corp.	628	452,286
ESAB Corp.	2,137	210,003
Nordson Corp.	1,839	530,459
Symbotic, Inc.(a)(b)	3,808	225,053
		1,417,801
MATERIALS — 12.00%
Chemicals — 5.01%
CF Industries Holdings, Inc.	5,159	640,748

Construction Materials — 3.48%
Carlisle Companies, Inc.(a)	1,255	445,851

Metals & Mining — 3.51%
Newmont Corp.	4,046	449,470

TECHNOLOGY — 10.78%
Software — 2.39%
Veeva Systems, Inc. - Class A(b)	900	140,373
Zscaler, Inc.(b)	1,264	165,180
		305,553

8	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
Technology Hardware — 6.57%
F5, Inc.(b)	1,445	$468,035
NetApp, Inc.	3,363	372,520
		840,555
Technology Services — 1.82%
Amdocs Ltd.	3,602	232,941

TOTAL COMMON STOCKS
(Cost $7,367,006)		12,612,921

SHORT-TERM INVESTMENTS — 18.98%
REPURCHASE AGREEMENTS — 1.45%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $186,729 and a collateral value of $188,660	184,960	184,960

COLLATERAL FOR SECURITIES LOANED — 17.53%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	2,243,499	2,243,499

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,428,459)		2,428,459

TOTAL INVESTMENTS — 117.55%
(Cost $9,795,465)		15,041,380

Liabilities in Excess of Other Assets — (17.55)%		(2,245,389)

NET ASSETS — 100.00%		$12,795,991

(a)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,268,744.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	9

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.84%
CONSUMER DISCRETIONARY — 2.21%
Retail - Discretionary — 2.21%
Asbury Automotive Group, Inc.(a)(b)	1,665	$339,144

ENERGY — 2.20%
Oil & Gas Producers — 2.20%
Chord Energy Corp.	2,309	336,190

FINANCIALS — 19.66%
Asset Management — 7.75%
AllianceBernstein Holding LP	17,837	711,696
Artisan Partners Asset Management, Inc. - Class A(b)	12,702	475,563
		1,187,259
Banking — 4.00%
Axos Financial, Inc.(a)(b)	6,342	611,623

Insurance — 7.91%
CNO Financial Group, Inc.	14,742	655,282
Selective Insurance Group, Inc.(b)	6,631	556,672
		1,211,954
HEALTH CARE — 9.64%
Biotech & Pharma — 5.27%
Innoviva, Inc.(a)	17,789	408,969
Prestige Consumer Healthcare, Inc.(a)	7,059	397,563
		806,532
Medical Equipment & Devices — 4.37%
Lantheus Holdings, Inc.(a)	7,909	669,259

INDUSTRIALS — 20.05%
Commercial Support Services — 8.70%
Korn Ferry	9,159	608,524
V2X, Inc.(a)	10,668	723,397
		1,331,921

10	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
Industrial Support Services — 5.53%
Applied Industrial Technologies, Inc.	2,770	$846,928

Machinery — 5.82%
ESAB Corp.(b)	4,760	467,765
Kadant, Inc.(b)	1,448	424,452
		892,217
TECHNOLOGY — 43.08%
Semiconductors — 27.28%
Ambarella, Inc.(a)	6,083	418,510
Cirrus Logic, Inc.(a)	3,943	643,025
Cohu, Inc.(a)	16,563	784,258
Diodes, Inc.(a)	6,620	709,333
Kulicke & Soffa Industries, Inc.	8,162	697,851
Silicon Motion Technology Corp. - ADR	4,227	924,783
		4,177,760
Software — 13.39%
ACI Worldwide, Inc.(a)	3,233	139,730
Adeia, Inc.	20,655	657,862
Clear Secure, Inc. - Class A	10,138	541,268
Commvault Systems, Inc.(a)	2,388	236,125
Freshworks, Inc. - Class A(a)	15,876	129,548
Pegasystems, Inc.	9,469	346,092
		2,050,625
Technology Services — 2.41%
Insight Enterprises, Inc.(a)	5,065	369,239

TOTAL COMMON STOCKS
(Cost $8,639,835)		14,830,651

1-888-462-5386 | www.oakfunds.com	11

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 15.47%
REPURCHASE AGREEMENTS — 3.16%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $488,460 and a collateral value of $493,512	483,835	$483,835

COLLATERAL FOR SECURITIES LOANED — 12.31%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	1,885,516	1,885,516

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,369,351)		2,369,351

TOTAL INVESTMENTS — 112.31%
(Cost $11,009,186)		17,200,002

Liabilities in Excess of Other Assets — (12.31)%		(1,885,235)

NET ASSETS — 100.00%		$15,314,767

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,858,817.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.06%
COMMUNICATIONS — 18.45%
Internet Media & Services — 18.45%
Alphabet, Inc. - Class A	50,000	$19,240,000
Alphabet, Inc. - Class C	208,720	79,718,517
Meta Platforms, Inc. - Class A	44,425	27,184,102
Netflix, Inc.(a)	175,000	16,381,750
		142,524,369
CONSUMER DISCRETIONARY — 9.03%
E-Commerce Discretionary — 9.03%
Amazon.com, Inc.(a)	263,000	69,710,780

INDUSTRIALS — 4.80%
Aerospace & Defense — 2.13%
Lockheed Martin Corp. - Class B	31,728	16,434,152

Electrical Equipment — 2.67%
Amphenol Corp. - Class A	140,000	20,617,800

TECHNOLOGY — 66.78%
Semiconductors — 31.98%
Advanced Micro Devices, Inc.(a)	90,000	31,904,100
Broadcom, Inc.	177,840	74,235,751
KLA Corp.	30,325	53,079,364
NVIDIA Corp.	268,000	53,484,760
NXP Semiconductors NV	93,550	27,465,344
QUALCOMM, Inc.	38,200	6,859,956
		247,029,275
Software — 15.47%
Adobe Systems, Inc.(a)	60,235	14,823,834
Akamai Technologies, Inc.(a)	101,780	10,481,304
Cadence Design Systems, Inc.(a)	23,052	7,597,709
Intuit, Inc.	15,843	6,155,006
Microsoft Corp.	99,403	40,534,555
Oracle Corp.	29,054	4,689,025
Synopsys, Inc.(a)	60,970	29,424,122
Workday, Inc. - Class A(a)	47,076	5,762,102
		119,467,657

1-888-462-5386 | www.oakfunds.com	13

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
Technology Hardware — 12.40%
Apple, Inc.	106,078	$28,784,266
Cisco Systems, Inc.	500,000	45,750,000
NetApp, Inc.	191,334	21,194,067
		95,728,333
Technology Services — 6.93%
Accenture PLC - Class A	50,118	8,956,588
MasterCard, Inc. - Class A	29,642	14,907,554
Visa, Inc. - Class A(b)	90,000	29,685,600
		53,549,742
TOTAL COMMON STOCKS
(Cost $193,851,757)		765,062,108

14	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 1.57%
REPURCHASE AGREEMENTS — 1.03%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $8,014,287 and a collateral value of $8,097,167	7,938,391	$7,938,391

COLLATERAL FOR SECURITIES LOANED — 0.54%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	4,203,525	4,203,525

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,141,916)		12,141,916

TOTAL INVESTMENTS — 100.63%
(Cost $205,993,673)		777,204,024

Liabilities in Excess of Other Assets — (0.63)%		(4,855,403)

NET ASSETS — 100.00%		$772,348,621

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $4,057,032.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.56%
COMMUNICATIONS — 2.16%
Entertainment Content — 2.16%
AppLovin Corp. - Class A(a)	3,000	$1,339,050

CONSUMER DISCRETIONARY — 3.47%
E-Commerce Discretionary — 3.47%
MercadoLibre, Inc.(a)	1,200	2,151,156

HEALTH CARE — 3.15%
Medical Equipment & Devices — 3.15%
Intuitive Surgical, Inc.(a)	4,259	1,948,961

INDUSTRIALS — 9.68%
Electrical Equipment — 4.76%
Advanced Energy Industries, Inc.(b)	7,691	2,952,652

Industrial Support Services — 4.92%
Applied Industrial Technologies, Inc.	9,964	3,046,493

TECHNOLOGY — 77.10%
Information Technology — 1.52%
Paylocity Holdings Corp.(a)	8,930	942,026

Semiconductors — 50.54%
Advanced Micro Devices, Inc.(a)	12,304	4,361,645
Cirrus Logic, Inc.(a)	21,731	3,543,891
Cohu, Inc.(a)	54,077	2,560,546
Diodes, Inc.(a)	25,770	2,761,256
KLA Corp.	2,138	3,742,248
Kulicke & Soffa Industries, Inc.	39,645	3,389,648
Lam Research Corp.	11,821	3,048,163
NVIDIA Corp.	20,660	4,123,116
Silicon Motion Technology Corp. - ADR(b)	17,240	3,771,767
		31,302,280

16	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
Software — 18.14%
Clear Secure, Inc. - Class A	39,795	$2,124,655
Crowdstrike Holdings, Inc. - Class A(a)	5,576	2,485,502
Nutanix, Inc. - Class A(a)	22,162	906,204
Palantir Technologies, Inc. - Class A(a)	3,840	534,183
PTC, Inc.(a)(b)	6,386	870,412
Salesforce, Inc.	10,029	1,770,419
UiPath, Inc. - Class A(a)(b)	55,510	571,753
Veeva Systems, Inc. - Class A(a)	6,396	997,584
Zscaler, Inc.(a)	7,452	973,827
		11,234,539
Technology Hardware — 4.78%
F5, Inc.(a)	9,141	2,960,770

Technology Services — 2.12%
Amdocs Ltd.	20,298	1,312,671

TOTAL COMMON STOCKS
(Cost $22,110,237)		59,190,598

1-888-462-5386 | www.oakfunds.com	17

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 11.08%
REPURCHASE AGREEMENTS — 4.50%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $2,811,836 and a collateral value of $2,840,914	2,785,207	$2,785,207

COLLATERAL FOR SECURITIES LOANED — 6.58%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	4,074,462	4,074,462

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,859,669)		6,859,669

TOTAL INVESTMENTS — 106.64%
(Cost $28,969,906)		66,050,267

Liabilities in Excess of Other Assets — (6.64)%		(4,113,950)

NET ASSETS — 100.00%		$61,936,317

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $4,076,873.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.84%
HEALTH CARE — 96.84%
Biotech — 30.56%
Amgen, Inc.	7,077	$2,450,411
Exelixis, Inc.(a)	52,445	2,331,705
Gilead Sciences, Inc.	13,391	1,752,078
Incyte Corp.(a)	15,511	1,477,733
Regeneron Pharmaceuticals, Inc.	3,260	2,305,016
United Therapeutics Corp.(a)	5,543	3,166,993
Vertex Pharmaceuticals, Inc.(a)	3,831	1,637,293
		15,121,229
Health Care Facilities — 4.56%
Ensign Group, Inc. (The)	3,141	586,393
National HealthCare Corp.	9,612	1,665,664
		2,252,057
Health Care Services — 5.20%
Labcorp Holdings, Inc.	4,153	1,066,491
Medpace Holdings, Inc.(a)	3,593	1,504,245
		2,570,736
Health Care Supply Chain — 19.02%
Cardinal Health, Inc.	14,297	2,757,605
Cencora, Inc.	8,034	2,474,552
Cigna Corp.	6,051	1,758,300
McKesson Corp.	2,973	2,423,590
		9,414,047
Large Pharmaceuticals — 19.06%
Bristol-Myers Squibb Co.	30,000	1,817,700
Eli Lilly & Co.	970	906,562
Johnson & Johnson	8,261	1,898,791
Merck & Co., Inc.	13,629	1,488,014
Novartis AG - ADR(b)	16,784	2,481,514
Novo Nordisk A/S - ADR	19,907	840,474
		9,433,055
Managed Care — 1.23%
Elevance Health, Inc.	1,621	610,177

1-888-462-5386 | www.oakfunds.com	19

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2026 (Unaudited)

	Shares	Fair Value
Medical Devices — 4.19%
Medtronic PLC	12,359	$1,000,708
Stryker Corp.	3,396	1,070,182
		2,070,890
Medical Equipment — 7.76%
Intuitive Surgical, Inc.(a)	3,517	1,609,414
Lantheus Holdings, Inc.(a)	26,355	2,230,160
		3,839,574
Specialty & Generic Pharmaceuticals — 5.26%
Jazz Pharmaceuticals PLC(a)	12,812	2,601,092

TOTAL COMMON STOCKS
(Cost $23,756,410)		47,912,857

20	Semi-Annual Financial Statements | April 30, 2026

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2026 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 8.08%
REPURCHASE AGREEMENTS — 3.18%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 4/30/2026 and maturing 5/1/2026, collateralized by U.S. Treasury Securities with rates ranging from 1.125% to 4.125% and maturity dates ranging from 9/30/2027 to 7/31/2029 with a par value of $1,590,610 and a collateral value of $1,607,059	1,575,546	$1,575,546

COLLATERAL FOR SECURITIES LOANED — 4.90%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%(c)	2,425,936	2,425,936

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,001,482)		4,001,482

TOTAL INVESTMENTS — 104.92%
(Cost $27,757,892)		51,914,339

Liabilities in Excess of Other Assets — (4.92)%		(2,434,844)

NET ASSETS — 100.00%		$49,479,495

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,456,676.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost $205,794,421, $71,867,984, $9,795,465, $11,009,186, $205,993,673, $28,969,906 and $27,757,892), including $20,503,474, $8,695,026, $2,268,744, $1,858,817, $4,057,032, $4,076,873 and $2,456,676 of securities on loan	$496,987,992	$153,797,767
Receivable for fund shares sold	4,813	1,731
Dividends and interest receivable	153,598	58,519
Tax reclaims receivable	450,012	—
Prepaid expenses	23,420	17,597
Total Assets	497,619,835	153,875,614

LIABILITIES
Payable for fund shares redeemed	62,323	—
Payable for collateral upon return of securities loaned	20,324,344	8,999,957
Investment advisory fees payable	274,134	86,099
Administration fees payable	13,563	4,557
Transfer agent fees payable	5,345	2,720
Trustee fees payable	—	—
Other accrued expenses	37,127	18,327
Total Liabilities	20,716,836	9,111,660
NET ASSETS	$476,902,999	$144,763,954

Net Assets consist of:
Paid-in capital (unlimited authorization – no par value)	$149,988,324	$42,197,777
Accumulated earnings	326,914,675	102,566,177
Net Assets	$476,902,999	$144,763,954

Total shares outstanding at end of period	2,843,208	1,516,072

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$167.73	$95.49

22	Semi-Annual Financial Statements | April 30, 2026

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$15,041,380	$17,200,002	$777,204,024	$66,050,267	$51,914,339
10	250	28,812	2,167	4,109
2,845	565	108,198	251	19,042
—	—	—	—	34,808
10,210	17,640	24,138	11,150	17,623
15,054,445	17,218,457	777,365,172	66,063,835	51,989,921

—	—	276,571	—	40,656
2,243,499	1,885,516	4,203,525	4,074,462	2,425,936
5,231	6,777	436,936	34,786	30,693
642	786	25,251	2,307	1,776
1,335	1,365	4,357	2,539	1,741
—	97	—	143	—
7,747	9,149	69,911	13,281	9,624
2,258,454	1,903,690	5,016,551	4,127,518	2,510,426
$12,795,991	$15,314,767	$772,348,621	$61,936,317	$49,479,495

$5,879,373	$4,622,053	$117,324,741	$14,963,319	$24,207,930
6,916,618	10,692,714	655,023,880	46,972,998	25,271,565
$12,795,991	$15,314,767	$772,348,621	$61,936,317	$49,479,495

555,917	635,633	12,929,367	6,212,720	2,128,661

$23.02	$24.09	$59.74	$9.97	$23.24

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	23

Statements of Operations
For the six months ended April 30, 2026 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$3,108,089	$821,302
Securities lending income (net of fees and rebates)	20,702	3,967
Interest	49,587	40,878
Foreign withholding tax	(101,334)	—
Total Investment Income	3,077,044	866,147

EXPENSES
Investment adviser	1,670,507	533,274
Administration	94,373	32,606
Sub transfer agent	47,139	17,700
Trustee	43,592	13,959
Legal	33,704	10,739
Transfer agent	29,810	15,485
Registration	13,683	12,099
Report printing	12,037	4,705
Custodian	9,812	3,608
Insurance	9,627	3,189
Audit	9,287	9,287
Pricing	194	281
Miscellaneous	30,026	15,422
Total Expenses	2,003,791	672,354

Less: Investment advisory fees waived	—	—
Net Expenses	2,003,791	672,354
Net Investment Income (Loss)	1,073,253	193,793

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	35,897,394	20,368,576
Net change in unrealized appreciation (depreciation) of investment securities	12,242,103	(7,746,737)
Net Realized and Unrealized Gain on Investments	48,139,497	12,621,839
Net Increase in Net Assets from Operations	$49,212,750	$12,815,632

24	Semi-Annual Financial Statements | April 30, 2026

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$66,755	$94,515	$2,475,711	$132,386	$338,866
2,353	3,605	4,846	4,829	5,478
3,854	62,206	99,154	34,253	17,580
—	(44)	(31,500)	(105)	(15,868)
72,962	160,282	2,548,211	171,363	346,056

45,707	67,240	2,666,083	218,835	190,806
5,942	7,344	153,517	15,832	13,806
712	832	120,178	7,110	4,622
1,196	1,839	71,390	5,841	4,981
950	1,510	52,571	4,503	4,153
8,214	8,372	24,370	14,498	10,259
16,534	12,223	17,119	16,627	12,353
828	898	18,468	2,859	1,791
809	1,047	15,918	1,899	1,778
275	433	16,417	1,355	1,014
9,287	8,967	9,287	9,287	9,287
223	218	215	289	226
7,069	7,305	33,119	13,020	9,690
97,746	118,228	3,198,652	311,955	264,766

(20,542)	(4,519)	—	—	—
77,204	113,709	3,198,652	311,955	264,766
(4,242)	46,573	(650,441)	(140,592)	81,290

1,691,068	6,866,118	84,314,229	10,246,362	1,230,006
(222,376)	(2,852,735)	(36,225,623)	(1,179,274)	1,782,266
1,468,692	4,013,383	48,088,607	9,067,088	3,012,272
$1,464,450	$4,059,956	$47,438,165	$8,926,496	$3,093,562

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	25

Statements of Changes in Net Assets

	White Oak Select Growth Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
INVESTMENT ACTIVITIES
Net investment income (loss)	$1,073,253	$2,531,460
Net realized gain on investment securities transactions	35,897,394	34,608,923
Net change in unrealized appreciation (depreciation) of investments securities	12,242,103	44,451,919
Net Increase in Net Assets Resulting from Operations	49,212,750	81,592,302

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(35,137,291)	(45,036,879)
Total Distributions	(35,137,291)	(45,036,879)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,031,688	3,146,496
Reinvestment of distributions	33,197,899	42,931,304
Amount paid for shares redeemed	(31,329,777)	(36,616,354)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	3,899,810	9,461,446

Total Increase (Decrease) in Net Assets	17,975,269	46,016,869

NET ASSETS
Beginning of period	458,927,730	412,910,861
End of period	$476,902,999	$458,927,730

SHARE TRANSACTIONS
Shares sold	12,728	21,979
Shares issued in reinvestment of distributions	210,526	311,435
Shares redeemed	(196,760)	(253,949)
Net Increase (Decrease) in Shares Outstanding	26,494	79,465

26	Semi-Annual Financial Statements | April 30, 2026

Pin Oak Equity Fund		Rock Oak Core Growth Fund
For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025

$193,793	$368,663	$(4,242)	$(5,940)
20,368,576	12,626,624	1,691,068	773,948
(7,746,737)	21,170,391	(222,376)	560,885
12,815,632	34,165,678	1,464,450	1,328,893

(12,091,825)	(20,556,655)	(725,090)	(57,667)
(12,091,825)	(20,556,655)	(725,090)	(57,667)

1,861,254	1,908,327	143,837	278,678
10,524,416	18,753,452	458,818	37,723
(17,937,245)	(17,671,839)	(1,288,174)	(1,255,192)
(5,551,575)	2,989,940	(685,519)	(938,791)

(4,827,768)	16,598,963	53,841	332,435

149,591,722	132,992,759	12,742,150	12,409,715
$144,763,954	$149,591,722	$12,795,991	$12,742,150

20,062	22,783	6,574	13,864
116,061	241,575	22,133	1,941
(193,606)	(214,542)	(59,151)	(62,740)
(57,483)	49,816	(30,444)	(46,935)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	27

Statements of Changes in Net Assets

	River Oak Discovery Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
INVESTMENT ACTIVITIES
Net investment income (loss)	$46,573	$71,604
Net realized gain (loss) on investment securities transactions	6,866,118	(74,367)
Net change in unrealized appreciation (depreciation) of investments securities	(2,852,735)	1,319,149
Net Increase in Net Assets Resulting from Operations	4,059,956	1,316,386

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(57,707)	—
Total Distributions	(57,707)	—

CAPITAL TRANSACTIONS
Proceeds from shares sold	158,064	311,708
Reinvestment of distributions	30,591	—
Amount paid for shares redeemed	(10,798,487)	(2,296,881)
Net Decrease in Net Assets Resulting from Capital Transactions	(10,609,832)	(1,985,173)

Total Increase (Decrease) in Net Assets	(6,607,583)	(668,787)

NET ASSETS
Beginning of period	21,922,350	22,591,137
End of period	$15,314,767	$21,922,350

SHARE TRANSACTIONS
Shares sold	7,415	18,026
Shares issued in reinvestment of distributions	1,542	—
Shares redeemed	(514,024)	(135,802)
Net Decrease in Shares Outstanding	(505,067)	(117,776)

28	Semi-Annual Financial Statements | April 30, 2026

Red Oak Technology Select Fund		Black Oak Emerging Technology Fund
For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025

$(650,441)	$(240,501)	$(140,592)	$(180,131)
84,314,229	49,880,354	10,246,362	3,548,960
(36,225,623)	141,584,602	(1,179,274)	9,027,607
47,438,165	191,224,455	8,926,496	12,396,436

(45,886,685)	(28,119,783)	(3,303,778)	(4,322,225)
(45,886,685)	(28,119,783)	(3,303,778)	(4,322,225)

13,961,756	29,754,150	804,687	2,532,067
42,866,093	26,785,268	2,397,422	3,796,669
(67,783,853)	(87,537,259)	(14,361,205)	(6,707,012)
(10,956,004)	(30,997,841)	(11,159,096)	(378,276)

(9,404,524)	132,106,831	(5,536,378)	7,695,935

781,753,145	649,646,314	67,472,695	59,776,760
$772,348,621	$781,753,145	$61,936,317	$67,472,695

252,015	600,155	92,721	330,575
776,278	557,446	289,195	516,554
(1,227,039)	(1,787,841)	(1,672,251)	(890,779)
(198,746)	(630,240)	(1,290,335)	(43,650)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Statements of Changes in Net Assets

	Live Oak Health Sciences Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
INVESTMENT ACTIVITIES
Net investment income	$81,290	$71,800
Net realized gain on investment securities transactions	1,230,006	1,076,012
Net change in unrealized appreciation of investments securities	1,782,266	1,686,699
Net Increase in Net Assets Resulting from Operations	3,093,562	2,834,511

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(1,070,986)	(1,269,935)
Total Distributions	(1,070,986)	(1,269,935)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,150,894	1,395,195
Reinvestment of distributions	926,291	1,145,124
Amount paid for shares redeemed	(7,222,897)	(5,020,041)
Net Decrease in Net Assets Resulting from Capital Transactions	(4,145,712)	(2,479,722)

Total Decrease in Net Assets	(2,123,136)	(915,146)

NET ASSETS
Beginning of period	51,602,631	52,517,777
End of period	$49,479,495	$51,602,631

SHARE TRANSACTIONS
Shares sold	90,131	65,569
Shares issued in reinvestment of distributions	38,920	56,466
Shares redeemed	(304,956)	(239,735)
Net Decrease in Shares Outstanding	(175,905)	(117,700)

30	Semi-Annual Financial Statements | April 30, 2026

OAK ASSOCIATES FUNDS

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Financial Highlights
For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the six months ended April 30, 2026 (Unaudited)	$162.93	0.38	17.13	17.51	(0.81)
For the year ended October 31, 2025	$150.85	0.88	27.84	28.72	(0.92)
For the year ended October 31, 2024	$117.99	0.83	38.46	39.29	(0.86)
For the year ended October 31, 2023	$105.61	0.87	12.04	12.91	(0.53)
For the year ended October 31, 2022	$145.00	0.52	(32.42)	(31.90)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
Pin Oak Equity Fund
For the six months ended April 30, 2026 (Unaudited)	$95.07	0.12	8.24	8.36	(0.22)
For the year ended October 31, 2025	$87.28	0.23	21.25	21.48	(0.28)
For the year ended October 31, 2024	$72.04	0.28	21.17	21.45	(0.30)
For the year ended October 31, 2023	$65.24	0.25	6.64	6.89	(0.09)
For the year ended October 31, 2022	$96.35	0.11	(21.82)	(21.71)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
Rock Oak Core Growth Fund
For the six months ended April 30, 2026 (Unaudited)	$21.73	(0.01)	2.58	2.57	—
For the year ended October 31, 2025	$19.60	(0.01)	2.23	2.22	(0.05)
For the year ended October 31, 2024	$14.76	0.09	4.87	4.96	(0.12)
For the year ended October 31, 2023	$14.95	0.10	(0.14)	(0.04)	(0.05)
For the year ended October 31, 2022	$18.68	0.02	(2.97)	(2.95)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
River Oak Discovery Fund
For the six months ended April 30, 2026 (Unaudited)	$19.22	0.05	4.88	4.93	(0.06)
For the year ended October 31, 2025	$17.95	0.06	1.21	1.27	—
For the year ended October 31, 2024	$14.75	0.03	3.17	3.20	—
For the year ended October 31, 2023	$15.56	— (e)	(0.79)	(0.79)	(0.02	)(f)
For the year ended October 31, 2022	$21.29	0.02	(2.61)	(2.59)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Not annualized.

31	Semi-Annual Financial Statements | April 30, 2026

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

(11.90)	(12.71)	$167.73	11.24	%(c)	$476,903	0.89	%(d)	0.48	%(d)	0.89	%(d)	5	%(c)
(15.72)	(16.64)	$162.93	21.04%		$458,928	0.90%		0.60%		0.90%		11%
(5.57)	(6.43)	$150.85	34.22%		$412,911	0.92%		0.59%		0.92%		6%
—	(0.53)	$117.99	12.28%		$336,297	0.93%		0.76%		0.93%		3%
(7.08)	(7.49)	$105.61	(23.43)%		$321,388	0.91%		0.42%		0.91%		10%
(2.31)	(3.05)	$145.00	38.74%		$459,548	0.89%		0.27%		0.89%		5%

(7.72)	(7.94)	$95.49	9.24	%(c)	$144,764	0.93	%(d)	0.27	%(d)	0.93	%(d)	10	%(c)
(13.41)	(13.69)	$95.07	28.13%		$149,592	0.95%		0.27%		0.95%		7%
(5.91)	(6.21)	$87.28	31.08%		$132,993	0.97%		0.34%		0.97%		10%
—	(0.09)	$72.04	10.59%		$115,723	0.98%		0.37%		0.98%		6%
(9.32)	(9.40)	$65.24	(24.95)%		$125,307	0.95%		0.15%		0.95%		15%
(3.01)	(3.61)	$96.35	42.09%		$201,444	0.91%		0.01%		0.91%		6%

(1.28)	(1.28)	$23.02	12.49	%(c)	$12,796	1.25	%(d)	(0.07	)%(d)	1.58	%(d)	13	%(c)
(0.04)	(0.09)	$21.73	11.39%		$12,742	1.25%		(0.05)%		1.49%		12%
—	(0.12)	$19.60	33.73%		$12,410	1.25%		0.51%		1.53%		11%
(0.10)	(0.15)	$14.76	(0.29)%		$9,652	1.25%		0.67%		1.60%		12%
(0.78)	(0.78)	$14.95	(16.52)%		$10,140	1.25%		0.12%		1.50%		21%
(2.81)	(2.84)	$18.68	29.72%		$12,632	1.25%		(0.15)%		1.40%		14%

—	(0.06)	$24.09	25.69	%(c)	$15,315	1.25	%(d)	0.51	%(d)	1.30	%(d)	20	%(c)
—	—	$19.22	7.08%		$21,922	1.23%		0.34%		1.23%		9%
—	—	$17.95	21.69%		$22,591	1.20%		0.20%		1.20%		15%
—	(0.02)	$14.75	(5.06)%		$21,057	1.16%		(0.01)%		1.16%		42%
(3.14)	(3.14)	$15.56	(14.59)%		$21,886	1.21%		0.09%		1.21%		28%
(2.54)	(2.54)	$21.29	60.96%		$23,705	1.22%		(0.44)%		1.23%		29%

(d)	Annualized
(e)	Less than $0.005 per share.
(f)	Includes return of capital of $0.01.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	32

Financial Highlights
For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the six months ended April 30, 2026 (Unaudited)	$59.55	(0.05)	3.81	3.76	(0.02)
For the year ended October 31, 2025	$47.22	(0.02)	14.42	14.40	—
For the year ended October 31, 2024	$35.22	— (e)	13.67	13.67	(0.07)
For the year ended October 31, 2023	$29.27	0.07	7.30	7.37	(0.02)
For the year ended October 31, 2022	$44.46	0.18	(10.79)	(10.61)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17	12.19	(0.12)
Black Oak Emerging Technology Fund
For the six months ended April 30, 2026 (Unaudited)	$8.99	(0.02)	1.47	1.45	—
For the year ended October 31, 2025	$7.92	(0.02)	1.67	1.65	—
For the year ended October 31, 2024	$6.11	(0.02)	2.10	2.08	—
For the year ended October 31, 2023	$6.44	(0.02)	(0.19)	(0.21)	—
For the year ended October 31, 2022	$9.43	(0.03)	(1.96)	(1.99)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50	3.45	—
Live Oak Health Sciences Fund
For the six months ended April 30, 2026 (Unaudited)	$22.39	0.04	1.29	1.33	(0.02)
For the year ended October 31, 2025	$21.68	0.03	1.21	1.24	—
For the year ended October 31, 2024	$20.02	0.01	2.94	2.95	(0.14)
For the year ended October 31, 2023	$21.37	0.07	(1.30)	(1.23)	(0.07)
For the year ended October 31, 2022	$22.00	0.06	0.78	0.84	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22	5.25	(0.15)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized
(e)	Less than $0.005 per share.

33	Semi-Annual Financial Statements | April 30, 2026

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

(3.55)	(3.57)	$59.74	6.80	%(c)	$772,349	0.89	%(d)	(0.18	)%(d)	0.89	%(d)	6	%(c)
(2.07)	(2.07)	$59.55	31.53%		$781,753	0.90%		(0.04)%		0.90%		4%
(1.60)	(1.67)	$47.22	39.73%		$649,646	0.92%		0.00%		0.92%		0%
(1.40)	(1.42)	$35.22	26.55%		$503,887	0.94%		0.20%		0.94%		0%
(4.26)	(4.58)	$29.27	(27.15)%		$441,922	0.92%		0.49%		0.92%		13%
(1.58)	(1.70)	$44.46	36.78%		$687,919	0.90%		0.05%		0.90%		6%

(0.47)	(0.47)	$9.97	17.18	%(c)	$61,936	1.06	%(d)	(0.48	)%(d)	1.06	%(d)	7	%(c)
(0.58)	(0.58)	$8.99	22.40%		$67,473	1.05%		(0.30)%		1.05%		7%
(0.27)	(0.27)	$7.92	34.48%		$59,777	1.06%		(0.22)%		1.06%		6%
(0.12)	(0.12)	$6.11	(3.34)%		$48,650	1.07%		(0.26)%		1.07%		17%
(1.00)	(1.00)	$6.44	(24.06)%		$52,441	1.03%		(0.39)%		1.03%		25%
(0.49)	(0.49)	$9.43	54.92%		$69,094	1.01%		(0.61)%		1.01%		14%

(0.46)	(0.48)	$23.24	5.92	%(c)	$49,479	1.03	%(d)	0.32	%(d)	1.03	%(d)	3	%(c)
(0.53)	(0.53)	$22.39	5.98%		$51,603	1.04%		0.14%		1.04%		24%
(1.15)	(1.29)	$21.68	15.12%		$52,518	1.03%		0.03%		1.03%		11%
(0.05)	(0.12)	$20.02	(5.80)%		$50,140	1.02%		0.36%		1.02%		47%
(1.43)	(1.47)	$21.37	3.95%		$57,340	1.02%		0.30%		1.02%		47%
(1.20)	(1.35)	$22.00	30.23%		$55,188	1.00%		0.17%		1.00%		17%

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	34

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – All investments in securities are recorded at their estimated fair value. Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the Nasdaq national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

35	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in good faith by the Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”) as “valuation designee” under the oversight of the Funds’ Board of Trustees (the “Board”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes (a portion of which may be reclaimable) on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase

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Notes to Financial Statements

As of April 30, 2026 (Unaudited)

agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit-related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Alternatively, at each Fund’s discretion, cash collateral may be invested in the First American Government Obligations Fund, a series of First American Funds, Inc. (“First American”). Each of First American and Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

37	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$20,503,474	$20,324,344
Pin Oak Equity Fund	8,695,026	8,999,957
Rock Oak Core Growth Fund	2,268,744	2,243,499
River Oak Discovery Fund	1,858,817	1,885,516
Red Oak Technology Select Fund	4,057,032	4,203,525
Black Oak Emerging Technology Fund	4,076,873	4,074,462
Live Oak Health Sciences Fund	2,456,676	2,425,936

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

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Notes to Financial Statements

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Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$473,501,216	$—	$—	$473,501,216
Short-Term Investments:
Repurchase Agreements	—	3,162,432	—	3,162,432
Collateral for Securities Loaned*	—	—	—	20,324,344
Total	$473,501,216	$3,162,432	$—	$496,987,992

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$141,627,806	$—	$—	$141,627,806
Short-Term Investments:
Repurchase Agreements	—	3,170,004	—	3,170,004
Collateral for Securities Loaned*	—	—	—	8,999,957
Total	$141,627,806	$3,170,004	$—	$153,797,767

39	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$12,612,921	$—	$—	$12,612,921
Short-Term Investments:
Repurchase Agreements	—	184,960	—	184,960
Collateral for Securities Loaned*	—	—	—	2,243,499
Total	$12,612,921	$184,960	$—	$15,041,380

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$14,830,651	$—	$—	$14,830,651
Short-Term Investments:
Repurchase Agreements	—	483,835	—	483,835
Collateral for Securities Loaned*	—	—	—	1,885,516
Total	$14,830,651	$483,835	$—	$17,200,002

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$765,062,108	$—	$—	$765,062,108
Short-Term Investments:
Repurchase Agreements	—	7,938,391	—	7,938,391
Collateral for Securities Loaned*	—	—	—	4,203,525
Total	$765,062,108	$7,938,391	$—	$777,204,024

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$59,190,598	$—	$—	$59,190,598
Short-Term Investments:
Repurchase Agreements	—	2,785,207	—	2,785,207
Collateral for Securities Loaned*	—	—	—	4,074,462
Total	$59,190,598	$2,785,207	$—	$66,050,267

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Notes to Financial Statements

As of April 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$47,912,857	$—	$—	$47,912,857
Short-Term Investments:
Repurchase Agreements	—	1,575,546	—	1,575,546
Collateral for Securities Loaned*	—	—	—	2,425,936
Total	$47,912,857	$1,575,546	$—	$51,914,339

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has contractually agreed through February 28, 2027 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund and 1.35% of the average daily net assets of Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund. There is no recoupment arrangement in place for advisory fees waived or expenses reimbursed.

41	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2026:

Advisory Fees as a Percentage of Average Net Assets

Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%	—	0.74%
Pin Oak Equity Fund	0.74%	—	0.74%
Rock Oak Core Growth Fund	0.74%	(0.33)%	0.41%
River Oak Discovery Fund	0.74%	(0.05)%	0.69%
Red Oak Technology Select Fund	0.74%	—	0.74%
Black Oak Emerging Technology Fund	0.74%	—	0.74%
Live Oak Health Sciences Fund	0.74%	—	0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2026 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$22,971,261	$53,162,756
Pin Oak Equity Fund	13,757,889	33,047,467
Rock Oak Core Growth Fund	1,565,390	3,040,770
River Oak Discovery Fund	3,506,982	14,183,277
Red Oak Technology Select Fund	45,859,564	107,257,274
Black Oak Emerging Technology Fund	3,834,300	18,115,826
Live Oak Health Sciences Fund	1,766,280	8,259,319

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Notes to Financial Statements

As of April 30, 2026 (Unaudited)

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, utilization of earnings and profits distributed to shareholders on redemptions of shares, non-deductible expenses from partnerships and certain other investments.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$2,489,327	$42,547,552	$45,036,879
Pin Oak Equity Fund	424,660	20,131,995	20,556,655
Rock Oak Core Growth Fund	19,022	38,645	57,667
Red Oak Technology Select Fund	—	28,119,783	28,119,783
Black Oak Emerging Technology Fund	—	4,322,225	4,322,225
Live Oak Health Sciences Fund	—	1,269,935	1,269,935

43	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain	Unrealized Appreciation	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$1,996,102	$32,893,195	$277,949,919	$—	$312,839,216
Pin Oak Equity Fund	325,322	11,754,756	89,762,292	—	101,842,370
Rock Oak Core Growth Fund	—	714,282	5,524,849	(61,873)	6,177,258
River Oak Discovery Fund	—	—	9,257,631	(2,567,166)	6,690,465
Red Oak Technology Select Fund	230,207	45,645,940	607,596,253	—	653,472,400
Black Oak Emerging Technology Fund	—	3,323,252	38,450,030	(423,002)	41,350,280
Live Oak Health Sciences Fund	—	1,019,754	22,355,422	(126,187)	23,248,989

As of October 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

Rock Oak Core Growth Fund, River Oak Discovery Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund elected to defer to the fiscal year ending October 31, 2026, late year ordinary losses in the amount of $61,873, $55,682, $423,002 and $126,187, respectively.

As of October 31, 2025, River Oak Discovery Fund had short-term and long-term capital loss carryforwards available to offset future gains of $2,017,707 and $493,777, respectively. Capital loss carryforwards are not subject to expiration.

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Notes to Financial Statements

As of April 30, 2026 (Unaudited)

At April 30, 2026, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$186,471,625	$294,997,538	$(4,805,515)	$290,192,023
Pin Oak Equity Fund	62,782,254	82,734,281	(718,726)	82,015,555
Rock Oak Core Growth Fund	7,495,408	5,443,012	(140,539)	5,302,473
River Oak Discovery Fund	8,909,592	6,586,515	(181,620)	6,404,895
Red Oak Technology Select Fund	201,629,868	578,769,776	(7,399,146)	571,370,630
Black Oak Emerging Technology Fund	24,705,049	38,358,478	(1,087,721)	37,270,757
Live Oak Health Sciences Fund	35,350,715	24,484,430	(346,742)	24,137,688

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

As of April 30, 2026, Live Oak Health Sciences Fund invested greater than 25% of its net assets in securities in the Health Care sector. As of April 30, 2026, Rock Oak Core Growth Fund invested greater than 25% of its net assets in securities in the Industrials sector. As of April 30, 2026, White Oak Select Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund and Black Oak Emerging Technology Fund invested greater than 25% of their net assets in securities in the Technology sector. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

45	Semi-Annual Financial Statements | April 30, 2026

Notes to Financial Statements

As of April 30, 2026 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a Fund.

As of April 30, 2026, the Vanita B. Oelschlager Trust owned 30.37% of Rock Oak Core Growth Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 30, 2026, there were five Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $70,000 per year. The chairperson of the Audit Committee receives an additional retainer of $8,000 per year, the Chairperson of the Nominating Committee receives an additional retainer of $3,000 per year, and the Lead Independent Trustee receives an additional retainer of $17,500 per year.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2026, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have a material impact to the Funds’ financial statements.

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Additional Information

As of April 30, 2026 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES:

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

The advisory agreement between Oak Associates Funds (the “Trust”) and Oak Associates ltd. (the “Adviser”) on behalf of each series of the Trust (each, a “Fund”) (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 11, 2026 (the “Meeting”), the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 28, 2026.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held on February 11, 2026, the Independent Trustees held a special meeting on January 26, 2026 via videoconference to discuss the Adviser Materials. Following the January 26, 2026 special meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees at the February 11, 2026 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 11, 2026 in-person Board meeting and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board noted the low turnover rates of the Adviser’s key

47	Semi-Annual Financial Statements | April 30, 2026

Additional Information

As of April 30, 2026 (Unaudited)

personnel, the overall stability of the Adviser’s organization, and the experience, capability and integrity of its senior management. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s Chief Compliance Officer are provided to the Funds at no additional cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage the other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees considered comparative performance information in the Adviser Materials from a third-party data aggregator for each Fund as compared to a peer group and peer universe selected by an independent third party, FUSE Research Network LLC (“FUSE”) for the one-year, three-year, five-year and ten-year periods ended October 31, 2025. The Trustees also considered each Fund’s performance compared to its benchmark for such periods. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak”), River Oak Discovery Fund (“River Oak”), Pin Oak Equity Fund (“Pin Oak”) and Red Oak Technology Select Fund (“Red Oak”), and in the case of the Live Oak Health Sciences Fund (“Live Oak”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees noted that neither Rock Oak Core Growth Fund (“Rock Oak”) nor Black Oak Emerging Technology Fund (“Black Oak”) has a comparable separate account or similarly managed fund.

The Trustees reviewed the Adviser’s commentary and FUSE information regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark.

White Oak Select Growth Fund. The Trustees noted that the White Oak shares outperformed the FUSE Peer Group Median for the one-year, three-year and ten-year periods ended October 31, 2025, and performed in line for the five-year period ended October 31, 2025. The Trustees further noted that the White Oak shares underperformed the S&P 500® Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2025.

Pin Oak Equity Fund. The Trustees noted that the Pin Oak shares outperformed the FUSE Peer Group Median for the one-year, three-year and five-year periods ended October 31, 2025, and underperformed for the ten-year period ended October 31, 2025. The Trustees

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Additional Information

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further noted that the Pin Oak shares outperformed the S&P Composite 1500® Total Return Index for the one-year and three-year periods ended October 31, 2025 and underperformed for the five-year and ten-year periods ended October 31, 2025.

Rock Oak Core Growth Fund. The Trustees noted that the Rock Oak shares outperformed the FUSE Peer Group Median for the one-year, three-year and ten-year periods ended October 31, 2025, and underperformed for the five-year period ended October 31, 2025. The Trustees further noted that the Rock Oak shares outperformed the S&P MidCap 400® Total Return Index for the one-year and three-year periods ended October 31, 2025, and underperformed for the five-year and ten-year periods ended October 31, 2025.

River Oak Discovery Fund. The Trustees noted that the River Oak shares outperformed the FUSE Peer Group Median for the one-year and ten-year periods ended October 31, 2025, and underperformed for the three-year and five-year periods ended October 31, 2025. The Trustees further noted that the River Oak shares outperformed the S&P SmallCap 600® Total Return Index for the one-year period ended October 31, 2025, and underperformed for the three-year, five-year and ten-year periods ended October 31, 2025.

Red Oak Technology Select Fund. The Trustees noted that the Red Oak shares outperformed the FUSE Peer Group Median for the five-year period ended October 31, 2025, underperformed for the one-year and three-year periods ended October 31, 2025, and performed in line for the ten-year period ended October 31, 2025. The Trustees further noted that the Red Oak shares outperformed the S&P 500® Equal Weight Information Technology Total Return USD Index for the one-year and three-year periods ended October 31, 2025, and underperformed for the five-year and ten-year periods ended October 31, 2025.

Black Oak Emerging Technology Fund. The Trustees noted that the Black Oak shares outperformed the FUSE Peer Group Median for the five-year and ten-year periods ended October 31, 2025, performed in line for the three-year period ended October 31, 2025, and underperformed for the one-year period ended October 31, 2025. The Trustees further noted that the Black Oak shares underperformed the S&P 500® Equal Weight Information Technology Total Return USD Index for the one-year, three-year, five-year and ten-year periods ended October 31, 2025.

Live Oak Health Sciences Fund. The Trustees noted that the Live Oak shares outperformed the FUSE Peer Group Median for the one-year and five-year periods ended October 31, 2025, and performed in line for the three-year and ten-year periods ended October 31, 2025. The Trustees further noted that the Live Oak shares outperformed the S&P 500® Health Care Sector Total Return USD Index for the one-year, three-year and five-year periods ended October 31, 2025, and underperformed for the ten-year period ended October 31, 2025.

In the case of each Fund with performance that lagged its respective FUSE Peer Group Median or benchmark for certain periods, the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, that contributed to such underperformance were consistent with each Fund’s respective investment objective and strategies and with the Adviser’s approach to managing portfolios and (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of such Fund’s respective FUSE Peer Group Median or benchmark. The Independent Trustees concluded that the Adviser had adequately explained the factors contributing to each Fund’s performance over such periods.

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Additional Information

As of April 30, 2026 (Unaudited)

The Trustees considered the advisory fees paid to the Adviser by each Fund, the total expense ratios of each Fund, and the Adviser’s contractual commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s FUSE Peer Groups. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such separate accounts. The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to the Funds:

White Oak Select Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the White Oak shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in White Oak’s FUSE Peer Group, respectively.

Pin Oak Equity Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pin Oak shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in Pin Oak’s FUSE Peer Group, respectively.

Rock Oak Core Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Rock Oak shares were lower than and in line with the median of the contractual advisory fee and net total expense ratio for those funds in Rock Oak’s FUSE Peer Group, respectively.

River Oak Discovery Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the River Oak shares were lower than and in line with the median of the contractual advisory fee and net total expense ratio for those funds in River Oak’s FUSE Peer Group.

Red Oak Technology Select Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Red Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Red Oak’s FUSE Peer Group.

Black Oak Emerging Technology Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Black Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Black Oak’s FUSE Peer Group.

Live Oak Health Sciences Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Live Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Live Oak’s FUSE Peer Group.

The Trustees noted that The Adviser waived a portion of its advisory fee with respect to Rock Oak during the period ended October 31, 2025, in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee as set forth in the Advisory Agreement, giving effect to the stated caps, was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio

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Additional Information

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for each Fund was reasonable in comparison to the median expense ratio of funds in each Fund’s respective FUSE Peer Group, and in light of various factors, such as Fund asset size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. In light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, the Trustees determined that such economies of scale were either not present or the current fee structure adequately shares any such economies with Fund shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

51	Semi-Annual Financial Statements | April 30, 2026

CONTACT US

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	7/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	7/1/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/1/2026